John Hancock

Blue Chip Growth Fund

Quarterly portfolio holdings 5/31/19

Fund’s investments

As of 5-31-19 (unaudited)

	Shares	Value
Common stocks 99.5%		$3,777,608,897
(Cost $2,030,633,998)
Communication services 15.6%		593,931,077

Entertainment 2.1%
Electronic Arts, Inc. (A)	234,400	21,817,952
Netflix, Inc. (A)	172,173	59,103,547
Interactive media and services 13.5%
Alphabet, Inc., Class A (A)	48,018	53,131,917
Alphabet, Inc., Class C (A)	140,395	154,944,134
Facebook, Inc., Class A (A)	1,132,940	201,062,862
InterActiveCorp (A)	88,997	19,654,987
Pinterest, Inc., Class A (A)	2,469	61,527
Tencent Holdings, Ltd.	2,018,200	84,154,151
Consumer discretionary 20.6%		781,444,036

Auto components 0.6%
Aptiv PLC	321,780	20,606,791
Automobiles 0.1%
Ferrari NV	32,010	4,578,070
Hotels, restaurants and leisure 3.3%
Domino’s Pizza, Inc.	15,400	4,304,300
Hilton Worldwide Holdings, Inc.	212,999	19,050,631
Marriott International, Inc., Class A	182,342	22,763,575
McDonald’s Corp.	109,510	21,712,548
Norwegian Cruise Line Holdings, Ltd. (A)	117,163	6,409,988
Restaurant Brands International, Inc.	179,605	11,818,009
Royal Caribbean Cruises, Ltd.	167,717	20,421,222
Wynn Resorts, Ltd.	27,048	2,903,062
Yum! Brands, Inc.	154,307	15,793,321
Internet and direct marketing retail 14.5%
Alibaba Group Holding, Ltd., ADR (A)	760,598	113,526,857
Amazon.com, Inc. (A)	206,657	366,830,641
Booking Holdings, Inc. (A)	40,666	67,351,843
Ctrip.com International, Ltd., ADR (A)	130,600	4,513,536
Multiline retail 1.0%
Dollar General Corp.	301,979	38,435,887
Specialty retail 0.9%
Ross Stores, Inc.	332,049	30,877,237
Ulta Beauty, Inc. (A)	11,787	3,929,550
Textiles, apparel and luxury goods 0.2%
VF Corp.	68,600	5,616,968
Consumer staples 0.1%		4,315,722

Beverages 0.0%
Constellation Brands, Inc., Class A	2,384	420,657
Tobacco 0.1%
Philip Morris International, Inc.	50,500	3,895,065
Energy 0.3%		10,796,277

Oil, gas and consumable fuels 0.3%
Concho Resources, Inc.	45,700	4,479,057
Pioneer Natural Resources Company	44,500	6,317,220

2	JOHN HANCOCK BLUE CHIP GROWTH FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Financials 5.6%		$212,875,294

Banks 0.1%
Citigroup, Inc.	54,917	3,413,092
JPMorgan Chase & Co.	6,900	731,124
Capital markets 3.7%
Ameriprise Financial, Inc.	3,289	454,638
Intercontinental Exchange, Inc.	336,342	27,650,676
Moody’s Corp.	4,400	804,672
Morgan Stanley	445,252	18,117,304
Raymond James Financial, Inc.	45,467	3,754,665
S&P Global, Inc.	65,891	14,092,767
TD Ameritrade Holding Corp.	973,103	48,411,874
The Charles Schwab Corp.	623,985	25,964,016
The Goldman Sachs Group, Inc.	2,295	418,815
Insurance 1.8%
American International Group, Inc.	350,005	17,874,755
Chubb, Ltd.	34,443	5,031,089
Marsh & McLennan Companies, Inc.	102,630	9,811,428
The Progressive Corp.	54,132	4,291,585
Willis Towers Watson PLC	182,637	32,052,794
Health care 17.3%		655,842,172

Biotechnology 2.0%
Alexion Pharmaceuticals, Inc. (A)	197,311	22,430,314
Vertex Pharmaceuticals, Inc. (A)	320,173	53,206,349
Health care equipment and supplies 6.5%
Abbott Laboratories	113,109	8,610,988
Becton, Dickinson and Company	281,812	65,786,193
Boston Scientific Corp. (A)	7,800	299,598
Danaher Corp.	356,211	47,023,414
Intuitive Surgical, Inc. (A)	108,122	50,260,512
Stryker Corp.	417,466	76,496,470
Health care providers and services 6.7%
Anthem, Inc.	211,772	58,868,381
Centene Corp. (A)	220,420	12,729,255
Cigna Corp.	343,734	50,879,507
HCA Healthcare, Inc.	61,400	7,426,944
Humana, Inc.	34,255	8,387,679
UnitedHealth Group, Inc.	391,762	94,728,052
WellCare Health Plans, Inc. (A)	78,013	21,546,410
Life sciences tools and services 1.3%
Agilent Technologies, Inc.	43,365	2,907,623
Illumina, Inc. (A)	1,344	412,487
Thermo Fisher Scientific, Inc.	167,477	44,713,009
Pharmaceuticals 0.8%
Elanco Animal Health, Inc. (A)	184,864	5,782,546
Eli Lilly & Company	147,727	17,127,468
Merck & Company, Inc.	7,333	580,847
Pfizer, Inc.	25,300	1,050,456
Zoetis, Inc.	45,400	4,587,670
Industrials 9.0%		341,182,532

Aerospace and defense 4.9%
Harris Corp.	131,197	24,558,766

SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK BLUE CHIP GROWTH FUND	3

	Shares	Value
Industrials (continued)
Aerospace and defense (continued)
Northrop Grumman Corp.	114,313	$34,665,417
The Boeing Company	369,148	126,104,648
Airlines 0.5%
Delta Air Lines, Inc.	83,138	4,281,607
United Continental Holdings, Inc. (A)	202,516	15,725,367
Commercial services and supplies 0.1%
Cintas Corp.	19,200	4,259,136
Industrial conglomerates 1.7%
Honeywell International, Inc.	167,073	27,451,765
Roper Technologies, Inc.	106,255	36,543,220
Machinery 0.4%
Fortive Corp.	197,709	15,055,540
Xylem, Inc.	3,400	252,348
Professional services 0.1%
CoStar Group, Inc. (A)	6,826	3,478,803
IHS Markit, Ltd. (A)	20,347	1,167,714
Road and rail 1.3%
Canadian Pacific Railway, Ltd.	72,379	15,879,229
CSX Corp.	218,350	16,260,525
J.B. Hunt Transport Services, Inc.	4,138	352,309
Kansas City Southern	22,395	2,536,906
Norfolk Southern Corp.	27,281	5,323,614
Union Pacific Corp.	43,684	7,285,618
Information technology 30.0%		1,138,674,972

Communications equipment 0.1%
Motorola Solutions, Inc.	25,297	3,793,285
Electronic equipment, instruments and components 0.0%
Corning, Inc.	10,876	313,664
IT services 13.5%
Automatic Data Processing, Inc.	24,170	3,870,100
Fidelity National Information Services, Inc.	309,821	37,271,466
Fiserv, Inc. (A)	488,160	41,913,418
FleetCor Technologies, Inc. (A)	55,816	14,412,249
Global Payments, Inc.	386,333	59,510,735
Mastercard, Inc., Class A	480,908	120,943,553
PayPal Holdings, Inc. (A)	657,373	72,146,687
Visa, Inc., Class A	832,362	134,284,961
Worldpay, Inc., Class A (A)	221,285	26,917,107
Semiconductors and semiconductor equipment 1.8%
Analog Devices, Inc.	56,400	5,449,368
Broadcom, Inc.	32,737	8,237,939
KLA-Tencor Corp.	34,900	3,597,143
Lam Research Corp.	9,623	1,680,272
Marvell Technology Group, Ltd.	333,800	7,443,740
Maxim Integrated Products, Inc.	277,352	14,585,942
Microchip Technology, Inc.	20,510	1,641,415
NVIDIA Corp.	28,453	3,854,243
QUALCOMM, Inc.	68,800	4,597,216
Texas Instruments, Inc.	136,748	14,264,184
Xilinx, Inc.	43,349	4,435,036

4	JOHN HANCOCK BLUE CHIP GROWTH FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Information technology (continued)
Software 14.4%
Atlassian Corp. PLC, Class A (A)	16,219	$2,041,648
Intuit, Inc.	289,833	70,965,610
Microsoft Corp.	1,783,456	220,577,838
salesforce.com, Inc. (A)	462,908	70,088,900
ServiceNow, Inc. (A)	291,078	76,242,061
Splunk, Inc. (A)	229,643	26,177,006
VMware, Inc., Class A	174,673	30,913,628
Workday, Inc., Class A (A)	239,415	48,869,390
Zoom Video Communications, Inc., Class A (A)(B)	10,204	813,565
Technology hardware, storage and peripherals 0.2%
Apple, Inc.	38,965	6,821,603
Materials 0.6%		22,870,374

Chemicals 0.5%
Air Products & Chemicals, Inc.	29,252	5,955,415
Linde PLC	36,200	6,535,910
The Sherwin-Williams Company	17,889	7,503,541
Containers and packaging 0.1%
Ball Corp.	46,840	2,875,508
Real estate 0.0%		1,090,823

Equity real estate investment trusts 0.0%
American Tower Corp.	5,225	1,090,823
Utilities 0.4%		14,585,618

Electric utilities 0.0%
NextEra Energy, Inc.	1,897	376,004
Multi-utilities 0.4%
Sempra Energy	108,099	14,209,614

	Yield (%)		Shares	Value
Securities lending collateral 0.0%				$828,734
(Cost $828,731)
John Hancock Collateral Trust (C)	2.3405	(D)	82,815	828,734
Short-term investments 0.6%				$22,023,813
(Cost $22,023,813)
Money market funds 0.6%				22,023,813

State Street Institutional U.S. Government Money Market Fund, Premier Class	2.3150	(D)	500,000	500,000
T. Rowe Price Government Reserve Investment Fund	2.4300	(D)	21,523,813	21,523,813
Total investments (Cost $2,053,486,542) 100.1%				$3,800,461,444
Other assets and liabilities, net (0.1%)				(1,957,207)
Total net assets 100.0%				$3,798,504,237

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.

Security Abbreviations and Legend

ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 5-31-19. The value of securities on loan amounted to $812,242.
(C)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(D)	The rate shown is the annualized seven-day yield as of 5-31-19.

SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK BLUE CHIP GROWTH FUND	5

Notes to Fund’s investments (unaudited)

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund’s Valuation Policies and Procedures.

In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust, are valued at their respective NAVs each business day. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor valued at London close.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund’s Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy

The following is a summary of the values by input classification of the fund’s investments as of May 31, 2019, by major security category or type:

	Total value at 5-31-19	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Common stocks
Communication services	$593,931,077	$509,776,926	$84,154,151	—
Consumer discretionary	781,444,036	781,444,036	—	—
Consumer staples	4,315,722	4,315,722	—	—
Energy	10,796,277	10,796,277	—	—
Financials	212,875,294	212,875,294	—	—
Health care	655,842,172	655,842,172	—	—
Industrials	341,182,532	341,182,532	—	—
Information technology	1,138,674,972	1,138,674,972	—	—
Materials	22,870,374	22,870,374	—	—
Real estate	1,090,823	1,090,823	—	—
Utilities	14,585,618	14,585,618	—	—
Securities lending collateral	828,734	828,734	—	—
Short-term investments	22,023,813	22,023,813	—	—
Total investments in securities	$3,800,461,444	$3,716,307,293	$84,154,151	—

Investment in affiliated underlying funds. The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s purchases and sales of the affiliated underlying funds as well as income and capital gains earned, if any, during the period is as follows:

6

					Dividends and distributions
Fund	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gain distributions received	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Ending value
John Hancock Collateral Trust	4,045,679	25,002,976	(28,965,840)	82,815	—	—	$16,514	($7,836)	$828,734

For additional information on the fund’s significant accounting policies, please refer to the fund’s most recent semiannual or annual shareholder report.

7

More information

How to contact us

Internet	www.jhinvestments.com

Mail	Regular mail:	Express mail:
	John Hancock Signature Services, Inc.	John Hancock Signature Services, Inc.
	P.O. Box 55913	2000 Crown Colony Drive
	Boston, MA 02205-5913	Suite 55913
Quincy, MA 02169-0953

Phone	Customer service representatives	800-225-5291
	EASI-Line	800-338-8080
	TDD line	800-231-5469

	457Q3	05/19
This report is for the information of the shareholders of John Hancock Blue Chip Growth Fund.		7/19